Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended					36 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income tax rate	25.00%	25.00%	25.00%	25.00%
Unrecognized Tax Benefits	¥ 19,353		¥ 7,342	¥ 0			$ 2,726	$ 1,034
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	219	$ 31	0	¥ 0
Undistributed earnings	¥ 30,867	$ 4,348
Effective Income Tax Rate Reconciliation, Disposition of Asset, Percent	10.00%	10.00%
Deferred tax assets, other loss carry forwards	¥ 4,070		1,901				573
VIEs And Subsidiaries Of VIEs [Member]
Income tax rate	25.00%	25.00%
PRC Subsidiaries [Member]
Undistributed earnings
CHINA
Net operating loss carried forward	¥ 870,943		¥ 706,384				$ 122,670
Operating Loss Carryforwards, Expiration Term					5 years
CHINA | High and New Technology Enterprise [Member]
Income tax rate						15.00%
Operating Loss Carryforwards, Expiration Term					10 years
UNITED STATES
Income tax rate	21.00%	21.00%
State income tax rate	8.84%	8.84%
HONG KONG
Income tax rate	16.50%	16.50%
MARYLAND
State income tax rate	8.25%	8.25%
NEW JERSEY
State income tax rate	9.00%	9.00%
COLORADO
State income tax rate	4.40%	4.40%